Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	$ 107,005	$ 283,550	$ 167,113
Deferred tax assets and liabilities	(84,458)	(128,832)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	2,034	(3,095)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	61,465	91,354
Other current and non-current assets	71,511	49,761
Income taxes receivable (payable), current and non- current	7,765	(43,399)
Accounts payable and accrued liabilities and non- current liabilities	(163,609)	(161,744)
Deferred tax assets and liabilities	(84,458)	(128,832)
Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(2,944)	851
Canadian Dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	40,904	60,507
Other current and non-current assets	2,602	3,389
Income taxes receivable (payable), current and non- current	0	0
Accounts payable and accrued liabilities and non- current liabilities	(42,345)	(27,448)
Deferred tax assets and liabilities	24,048	36,799
Mexican Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	1,507	(202)
Mexican Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	3,082	1,159
Other current and non-current assets	32,587	7,681
Income taxes receivable (payable), current and non- current	12,649	(14,633)
Accounts payable and accrued liabilities and non- current liabilities	(42,992)	(25,985)
Deferred tax assets and liabilities	(16,295)	(64,297)
Argentine Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	9,348	12,488
Other current and non-current assets	9,339	20,358
Income taxes receivable (payable), current and non- current	856	1,502
Accounts payable and accrued liabilities and non- current liabilities	(33,479)	(19,525)
Deferred tax assets and liabilities	0	(13)
Bolivian Boliviano | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	4,849	8,397
Other current and non-current assets	6,645	499
Income taxes receivable (payable), current and non- current	(5,154)	(7,943)
Accounts payable and accrued liabilities and non- current liabilities	(8,655)	(23,914)
Deferred tax assets and liabilities	(4,492)	(6,954)
European Euro | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	40	49
Other current and non-current assets	0	0
Income taxes receivable (payable), current and non- current	0	0
Accounts payable and accrued liabilities and non- current liabilities	0	0
Deferred tax assets and liabilities	0	0
Peruvian Sol
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	3,471	(3,744)
Peruvian Sol | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	3,183	8,585
Other current and non-current assets	20,233	17,295
Income taxes receivable (payable), current and non- current	(523)	(22,234)
Accounts payable and accrued liabilities and non- current liabilities	(28,873)	(54,953)
Deferred tax assets and liabilities	(87,719)	(94,367)
Guatemala quetzal | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	59	169
Other current and non-current assets	105	539
Income taxes receivable (payable), current and non- current	(63)	(91)
Accounts payable and accrued liabilities and non- current liabilities	(7,265)	(9,919)
Deferred tax assets and liabilities	$ 0	$ 0